UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2020

Item 1. Reports to Stockholders.

Annual Report

July 31, 2020

US Vegan Climate ETF

Ticker: VEGN

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere appreciation for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from Fund inception on September 9, 2019 through July 31, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules- based index of mainly U.S. large cap stocks, screened according to vegan and climate- conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid cap stocks that replace companies in sectors that become underweight through their exclusions.

The Fund had positive performance during the current fiscal period. The market price for VEGN increased 16.82% since inception and the NAV increased 16.71%, while the S&P 500® Index, a broad market index, gained 11.72% over the same period. The Fund’s Index increased by 17.52% over the same period. Meanwhile, outstanding shares ended the period at 775,000.

For the period, the top five contributors to Fund performance contributed the following amounts:

Apple, Inc.	4.34%
Microsoft Corporation	2.72%
Facebook, Inc.	1.50%
NVIDIA Corporation	1.10%
UnitedHealth Group, Inc.	1.09%

For the period, the bottom five contributors to Fund performance detracted by the following amounts:

AT&T, Inc.	-0.31%
Simon Property Group, Inc.	-0.19%
US Bancorp	-0.16%
Bank of America Corporation	-0.15%
Truist Financial Corporation	-0.13%

Factors impacting market performance in late 2019, using the S&P 500® Index as a market benchmark, were rate cuts from the Federal Reserve which stabilized bond markets, and were supportive to the stock market. The large tech stocks were

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

responsible for a large part of the market’s gains whereas oil stocks were weak on lower oil prices. Fund performance was supported by the strength of tech stocks, and the Fund owns no oil stocks, so avoided these losses.

In 2020, year-to-date, the market was primarily affected by adverse sentiment surrounding the impact of the COVID-19 pandemic, which caused a rolling shutdown of economic activity around the globe. The market fell sharply in March, hitting its low on March 20th and subsequently rebounding as central banks and governments took action to provide monetary and fiscal stimulus, the market eventually achieved a partial recovery of earlier gains by the end of the current fiscal period.

In 2020 the Fund benefited again from its high exposure to tech stocks, which again led the market, as well as managed healthcare. Fund performance was also supported by an absence of oil stocks, which were hit in early March 2020 by an oil price shock caused by the oversupply of oil versus the lack of demand due to the shutdown in travel and manufacturing activity. The absence of exposure to other sectors hit hard by the measures taken to address the COVID-19 pandemic, such as airlines, hotels, restaurants, stores, cruise lines, was also supportive to Fund performance, as was a lack of exposure to meat companies, whose operations were curtailed due to worker health concerns. Factors negatively impacting Fund performance were a lack of exposure to certain stocks whose products and services were in demand in response to the pandemic, in particular, online retail, detergents and cleaning aids and other home products, and medical devices and testing services.

Thanking you once again for your trust,

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The US Vegan Climate Index is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Performance Summary

(Unaudited)

Growth of $10,000

Cumulative Returns July 31, 2020	Since Inception (9/09/2019)
US Vegan Climate ETF - NAV	16.71%
US Vegan Climate ETF - Market	16.82%
Beyond Investing US Vegan Climate Index	17.52%
S&P 500® Index	11.72%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 9, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

US Vegan Climate ETF

Portfolio Allocation

As of July 31, 2020 (Unaudited)

Sector	Percentage of Net Assets
Information ♦	29.8%
Manufacturing ♦	29.3
Finance and Insurance	19.4
Administrative and Support and Waste Management and Remediation Services	6.3
Professional, Scientific, and Technical Services	4.9
Transportation and Warehousing	3.2
Retail Trade	2.4
Real Estate and Rental and Leasing	1.1
Construction	0.9
Wholesale Trade	0.7
Management of Companies and Enterprises	0.4
Arts, Entertainment, and Recreation	0.3
Health Care and Social Assistance	0.3
Other Services (Except Public Administration)	0.3
Utilities	0.2
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.1
100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

US Vegan Climate ETF

Schedule of Investments

July 31, 2020

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Administrative and Support and Waste Management and Remediation Services — 6.3%
248	Akamai Technologies, Inc. (a)	$27,885
62	Booking Holdings, Inc. (a)	103,052
31	CoStar Group, Inc. (a)	26,343
186	Equifax, Inc.	30,236
217	Expedia Group, Inc.	17,579
62	FactSet Research Systems, Inc.	21,471
62	Fair Isaac Corporation (a)	27,230
930	Fidelity National Information Services, Inc.	136,068
124	FleetCor Technologies, Inc. (a)	32,063
155	Gartner, Inc. (a)	19,319
558	IHS Markit, Ltd.	45,047
2,604	Mastercard, Inc. - Class A	803,412
496	Paychex, Inc.	35,672
310	Republic Services, Inc.	27,048
124	Teladoc Health, Inc. (a)	29,466
279	TransUnion	24,990
		1,406,881
	Arts, Entertainment, and Recreation — 0.3%
434	Global Payments, Inc.	77,261

	Construction — 0.9%
496	DR Horton, Inc.	32,815
403	Lennar Corporation - Class A	29,157
31	NVR, Inc. (a)	121,835
372	PulteGroup, Inc.	16,219
		200,026
	Finance and Insurance — 19.4%
1,023	Aflac, Inc.	36,388
31	Alleghany Corporation	16,192
465	Allstate Corporation	43,891
558	Ally Financial, Inc.	11,216
1,302	American International Group, Inc.	41,846
186	Ameriprise Financial, Inc.	28,575
2,201	Annaly Capital Management, Inc.	16,309

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Finance and Insurance — 19.4% (Continued)
403	Anthem, Inc.	$110,341
589	Arch Capital Group, Ltd. (a)	18,112
279	Arthur J. Gallagher & Company	29,990
186	AvalonBay Communities, Inc.	28,480
1,240	Bank of New York Mellon Corporation	44,454
155	BlackRock, Inc.	89,127
217	Boston Properties, Inc.	19,333
341	Brown & Brown, Inc.	15,505
124	Camden Property Trust	11,260
682	Capital One Financial Corporation	43,512
186	Cboe Global Markets, Inc.	16,312
899	Centene Corporation (a)	58,660
1,798	Charles Schwab Corporation	59,604
589	Chubb, Ltd.	74,944
558	Cigna Corporation	96,361
217	Cincinnati Financial Corporation	16,911
527	CME Group, Inc.	87,577
217	Comerica, Inc.	8,359
403	Digital Realty Trust, Inc.	64,698
465	Discover Financial Services	22,985
558	Duke Realty Corporation	22,426
372	E*TRADE Financial Corporation	18,886
248	Equity LifeStyle Properties, Inc.	16,943
558	Equity Residential	29,926
93	Essex Property Trust, Inc.	20,529
62	Everest Re Group, Ltd.	13,565
186	Extra Space Storage, Inc.	19,221
93	Federal Realty Investment Trust	7,096
403	Fidelity National Financial, Inc.	13,041
1,085	Fifth Third Bancorp	21,548
279	First Republic Bank	31,382
527	Hartford Financial Services Group, Inc.	22,303
186	Humana, Inc.	72,996
1,581	Huntington Bancshares, Inc.	14,656
806	Intercontinental Exchange, Inc.	78,005

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Finance and Insurance — 19.4% (Continued)
1,519	KeyCorp	$18,243
310	Lincoln National Corporation	11,554
186	M&T Bank Corporation	19,707
31	Markel Corporation (a)	32,381
62	MarketAxess Holdings, Inc.	32,035
775	Marsh & McLennan Companies, Inc.	90,365
775	Medical Properties Trust, Inc.	15,601
1,085	MetLife, Inc.	41,067
155	Mid-America Apartment Communities, Inc.	18,474
62	Molina Healthcare, Inc. (a)	11,451
186	Nasdaq, Inc.	24,424
310	Northern Trust Corporation	24,288
341	Omega Healthcare Investors, Inc.	11,042
620	PNC Financial Services Group, Inc.	66,135
403	Principal Financial Group, Inc.	17,099
899	Progressive Corporation	81,216
589	Prudential Financial, Inc.	37,325
217	Public Storage	43,374
186	Raymond James Financial, Inc.	12,923
527	Realty Income Corporation	31,646
248	Regency Centers Corporation	10,175
1,457	Regions Financial Corporation	15,823
93	Reinsurance Group of America, Inc.	7,928
403	S&P Global, Inc.	141,151
465	Simon Property Group, Inc.	28,993
496	State Street Corporation	31,640
124	Sun Communities, Inc.	18,591
93	SVB Financial Group (a)	20,857
837	Synchrony Financial	18,523
341	T. Rowe Price Group, Inc.	47,092
372	TD Ameritrade Holding Corporation	13,351
372	Travelers Companies, Inc.	42,564
2,077	Truist Financial Corporation	77,804
434	UDR, Inc.	15,711
2,604	UnitedHealth Group, Inc.	788,439

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Finance and Insurance — 19.4% (Continued)
558	Ventas, Inc.	$21,405
4,247	Visa, Inc. - Class A	808,629
248	Vornado Realty Trust	8,561
620	Western Union Company	15,054
217	Willis Towers Watson plc	45,572
186	WR Berkley Corporation	11,485
		4,343,163
	Health Care and Social Assistance — 0.3%
403	HCA Healthcare, Inc.	51,036
93	Universal Health Services, Inc. - Class B	10,221
		61,257
	Information — 29.8% ♦
1,178	Activision Blizzard, Inc.	97,338
744	Adobe, Inc. (a)	330,574
496	Altice USA, Inc. - Class A (a)	13,387
682	American Tower Corporation	178,268
124	ANSYS, Inc. (a)	38,514
24,552	AT&T, Inc.	726,248
310	Autodesk, Inc. (a)	73,293
620	Automatic Data Processing, Inc.	82,404
217	Black Knight, Inc. (a)	16,258
31	Cable One, Inc.	56,499
1,674	CenturyLink, Inc.	16,154
155	Chegg, Inc. (a)	12,550
186	Citrix Systems, Inc.	26,553
6,944	Comcast Corporation - Class A	297,203
124	Coupa Software, Inc. (a)	38,000
620	Crown Castle International Corporation	103,354
186	CyrusOne, Inc.	15,516
248	DocuSign, Inc. (a)	53,774
465	Electronic Arts, Inc. (a)	65,853
124	Equinix, Inc.	97,400
4,092	Facebook, Inc. - Class A (a)	1,038,018
837	Fiserv, Inc. (a)	83,524
372	Intuit, Inc.	113,970

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Information — 29.8% ♦ (Continued)
217	Liberty Broadband Corporation - Class C (a)	$29,788
4,867	Microsoft Corporation	997,784
124	MSCI, Inc.	46,622
868	NortonLifeLock, Inc.	18,619
3,131	Oracle Corporation	173,614
93	Paycom Software, Inc. (a)	26,446
1,798	PayPal Holdings, Inc. (a)	352,534
124	RingCentral, Inc. - Class A (a)	35,993
155	Roku, Inc. (a)	24,008
155	SBA Communications Corporation	48,289
527	Slack Technologies, Inc. - Class A (a)	15,573
1,550	Snap, Inc. - Class A (a)	34,751
248	Splunk, Inc. (a)	52,035
341	SS&C Technologies Holdings, Inc.	19,608
217	Synopsys, Inc. (a)	43,231
186	Take-Two Interactive Software, Inc. (a)	30,508
617	T-Mobile US, Inc. (a)	66,253
186	Twilio, Inc. - Class A (a)	51,600
1,178	Twitter, Inc. (a)	42,879
62	Tyler Technologies, Inc. (a)	22,150
217	Veeva Systems, Inc. - Class A (a)	57,412
248	Verisk Analytics, Inc.	46,800
13,144	Verizon Communications, Inc.	755,517
248	Workday, Inc. - Class A (a)	44,868
186	Zendesk, Inc. (a)	16,954
186	Zoom Video Communications, Inc. - Class A (a)	47,227
		6,675,715
	Management of Companies and Enterprises — 0.4%
930	American Express Company	86,788
682	Citizens Financial Group, Inc.	16,920
		103,708
	Manufacturing — 29.3% ♦
1,767	Advanced Micro Devices, Inc. (a)	136,819
124	Allegion plc	12,333
310	Alphabet, Inc. - Class A (a)	461,264

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Manufacturing — 29.3% ♦ (Continued)
310	Alphabet, Inc. - Class C (a)	$459,718
2,852	Apple, Inc.	1,212,214
1,395	Applied Materials, Inc.	89,740
62	Arista Networks, Inc. (a)	16,106
62	Beyond Meat, Inc. (a)	7,806
589	Broadcom, Inc.	186,566
1,333	Carrier Global Corporation	36,311
6,076	Cisco Systems, Inc.	286,180
248	Cognex Corporation	16,584
217	Cummins, Inc.	41,937
496	Deere & Company	87,450
372	Dell Technologies, Inc. - Class C (a)	22,257
217	Dover Corporation	22,336
620	Eaton Corporation plc	57,741
93	Energizer Holdings, Inc.	4,662
6,014	Ford Motor Company	39,753
217	Fortinet, Inc. (a)	30,011
1,922	General Motors Company	47,839
93	IDEX Corporation	15,328
93	Ingredion, Inc.	8,044
12,338	Intel Corporation	588,893
1,395	International Business Machines Corporation	171,501
279	Keysight Technologies, Inc. (a)	27,869
217	KLA Corporation	43,363
217	Lam Research Corporation	81,844
62	Lennox International, Inc.	16,625
992	Marvell Technology Group, Ltd.	36,178
403	Maxim Integrated Products, Inc.	27,440
31	Mettler-Toledo International, Inc. (a)	28,985
341	Microchip Technology, Inc.	34,690
1,705	Micron Technology, Inc. (a)	85,344
279	Motorola Solutions, Inc.	39,004
31	MSA Safety, Inc.	3,674
310	NetApp, Inc.	13,733
1,953	NVIDIA Corporation	829,224

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Manufacturing — 29.3% ♦ (Continued)
651	Otis Worldwide Corporation	$40,844
496	PACCAR, Inc.	42,200
124	Packaging Corporation of America	11,919
155	Palo Alto Networks, Inc. (a)	39,668
186	Parker-Hannifin Corporation	33,279
186	Qorvo, Inc. (a)	23,836
1,767	QUALCOMM, Inc.	186,613
186	Rockwell Automation, Inc.	40,574
341	Seagate Technology plc	15,420
248	Skyworks Solutions, Inc.	36,104
558	Square, Inc. - Class A (a)	72,456
217	Stanley Black & Decker, Inc.	33,270
248	Teradyne, Inc.	22,062
217	Tesla, Inc. (a)	310,475
1,395	Texas Instruments, Inc.	177,932
341	Trane Technologies plc	38,148
372	Trimble, Inc. (a)	16,558
124	Varian Medical Systems, Inc. (a)	17,697
248	Westinghouse Air Brake Technologies Corporation	15,423
93	Waters Corporation (a)	19,823
465	Western Digital Corporation	20,041
62	Zebra Technologies Corporation - Class A (a)	17,406
		6,559,114
	Other Services (Except Public Administration) — 0.3%
248	Moody’s Corporation	69,762

	Professional, Scientific, and Technical Services — 4.9%
992	Accenture plc - Class A	222,982
186	Amdocs, Ltd.	11,551
186	Broadridge Financial Solutions, Inc.	24,987
403	Cadence Design Systems, Inc. (a)	44,028
217	CDW Corporation	25,226
496	Cerner Corporation	34,447
837	Cognizant Technology Solutions Corporation - Class A	57,184
62	EPAM Systems, Inc. (a)	17,985

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Professional, Scientific, and Technical Services — 4.9% (Continued)
248	GoDaddy, Inc. - Class A (a)	$17,430
93	IAC/InterActiveCorporation (a)	12,315
279	IQVIA Holdings, Inc. (a)	44,191
93	Jack Henry & Associates, Inc.	16,582
527	Juniper Networks, Inc.	13,375
186	Okta, Inc. (a)	41,102
310	Omnicom Group, Inc.	16,656
1,333	salesforce.com, Inc. (a)	259,735
310	ServiceNow, Inc. (a)	136,152
93	Trade Desk, Inc. - Class A (a)	41,973
186	VeriSign, Inc. (a)	39,372
124	VMware, Inc. - Class A (a)	17,386
		1,094,659
	Real Estate and Rental and Leasing — 1.1%
465	CBRE Group, Inc. - Class A (a)	20,372
806	Invitation Homes, Inc.	24,035
1,116	Prologis, Inc.	117,649
124	United Rentals, Inc. (a)	19,266
1,643	VEREIT, Inc.	10,696
620	Welltower, Inc.	33,207
248	WP Carey, Inc.	17,700
		242,925
	Retail Trade — 2.4%
93	AutoNation, Inc. (a)	4,775
62	AutoZone, Inc. (a)	74,860
341	Best Buy Company, Inc.	33,960
248	CarMax, Inc. (a)	24,049
93	Carvana Company (a)	14,410
248	Charter Communications, Inc. - Class A (a)	143,840
310	Copart, Inc. (a)	28,907
1,147	eBay, Inc.	63,406
868	Fastenal Company	40,831
62	FirstCash, Inc.	3,574
837	KKR & Company, Inc.	29,605
31	Lithia Motors, Inc. - Class A	7,104

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Retail Trade — 2.4% (Continued)
200	Match Group, Inc. (a)	$20,566
124	O’Reilly Automotive, Inc. (a)	59,195
		549,082
	Transportation and Warehousing — 3.2%
186	CH Robinson Worldwide, Inc.	17,432
1,178	CSX Corporation	84,038
248	Expeditors International of Washington, Inc.	20,958
372	FedEx Corporation	62,645
434	Iron Mountain, Inc.	12,234
155	Kansas City Southern	26,637
403	Norfolk Southern Corporation	77,461
155	Old Dominion Freight Line, Inc.	28,337
1,705	Uber Technologies, Inc. (a)	51,593
1,054	Union Pacific Corporation	182,711
1,085	United Parcel Service, Inc. - Class B	154,895
		718,941
	Utilities — 0.2%
31	American States Water Company	2,383
310	American Water Works Company, Inc.	45,654
		48,037
	Wholesale Trade — 0.7%
124	Advance Auto Parts, Inc.	18,617
186	Genuine Parts Company	16,768
217	Henry Schein, Inc. (a)	14,914
1,147	Johnson Controls International plc	44,137
434	LKQ Corporation (a)	12,234
279	McKesson Corporation	41,895
62	W.W. Grainger, Inc.	21,175
		169,740
	TOTAL COMMON STOCKS (Cost $19,964,334)	22,320,271

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
July 31, 2020 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
87,586	First American Government Obligations Fund, Class X — 0.08%*	$87,586
	TOTAL SHORT-TERM INVESTMENTS (Cost $87,586)	87,586
	Total Investments (Cost $20,051,920) — 99.9%	22,407,857
	Other Assets in Excess of Liabilities — 0.1%	16,298
	NET ASSETS — 100.0%	$22,424,155

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of July 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

July 31, 2020

ASSETS
Investments in securities, at value (Cost $20,051,920)	$22,407,857
Dividends and interest receivable	27,113
Total assets	22,434,970

LIABILITIES
Management fees payable	10,815
Total liabilities	10,815
NET ASSETS	$22,424,155

Nets Assets Consist of:
Paid-in capital	$20,214,970
Total distributable earnings (accumulated deficit)	2,209,185
Net assets	$22,424,155

Net Asset Value:
Net assets	$22,424,155
Shares outstanding^	775,000
Net asset value, offering and redemption price per share	$28.93

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Period Ended July 31, 2020*

INCOME
Dividends	$229,626
Interest	335
Total investment income	229,961

EXPENSES
Management fees	78,287
Total expenses	78,287

Net investment income (loss)	151,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(171,944)
Change in unrealized appreciation (depreciation) on investments	2,355,937
Net realized and unrealized gain (loss) on investments	2,183,993
Net increase (decrease) in net assets resulting from operations	$2,335,667

*	The Fund commenced operations on September 9, 2019. The information presented is for the period from September 9, 2019 to July 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Changes in Net Assets

Period Ended July 31, 2020 (1)
OPERATIONS
Net investment income (loss)	$151,674
Net realized gain (loss) on investments	(171,944)
Change in unrealized appreciation (depreciation) on investments	2,355,937
Net increase (decrease) in net assets resulting from operations	2,335,667

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(126,482)
Total distributions to shareholders	(126,482)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,214,970
Net increase (decrease) in net assets derived from capital share transactions (a)	20,214,970
Net increase (decrease) in net assets	$22,424,155

NET ASSETS
Beginning of period	$—
End of period	$22,424,155

(a)	Summary of capital shares transactions is as follows:

Shares
Subscriptions	775,000
Net increase (decrease)	775,000

(1)	The Fund commenced operations on September 9, 2019. The information presented is for the period from September 9, 2019 to July 31, 2020.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended July 31, 2020 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.27
Net realized and unrealized gain (loss) on investments	3.87
Total from investment operations	4.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.21)
Total distributions	(0.21)

Net asset value, end of period	$28.93

Total return	16.71	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$22,424

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(4)
Net investment income (loss) to average net assets	1.16	%(4)
Portfolio turnover rate (5)	18	%(3)

(1)	The Fund commenced operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements
July 31, 2020

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate Index (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is July 31, 2020, and the period covered by these Notes to Financial Statements is the fiscal period from September 9, 2019 to July 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,320,271	$—	$—	$22,320,271
Short-Term Investments	87,586	—	—	87,586
Total Investments in Securities	$22,407,857	$—	$—	$22,407,857

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

For the fiscal period ended July 31, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$0	$0

During the fiscal period ended July 31, 2020, the Fund realized $0 in net capital gains resulting from in-kind redemptions.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.60% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,800,368 and $2,769,946, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $20,115,095 and $0, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at July 31, 2020 were as follows:

Tax cost of investments	$20,081,026
Gross tax unrealized appreciation	$3,447,858
Gross tax unrealized depreciation	(1,121,027)
Net tax unrealized appreciation (depreciation)	2,326,831
Undistributed ordinary income	25,192
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(142,838)
Distributable earnings (accumulated deficit)	$2,209,185

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of July 31, 2020, the Fund had a short-term capital loss carryforward of $142,838. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the current fiscal period are as follows:

Period Ended July 31, 2020
Ordinary Income	Capital Gains
$126,482	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE ARCA”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2020 (Continued)

of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

US Vegan Climate ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of US Vegan Climate ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of US Vegan Climate ETF (the “Fund”), a series of ETF Series Solutions, as of July 31, 2020, the related statements of operations and changes in net assets and the financial highlights for the period September 9, 2019 (commencement of operations) through July 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
September 28, 2020

US Vegan Climate ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

US Vegan Climate ETF

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended July 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended July 31, 2020 (Unaudited) (Continued)

US Vegan Climate ETF

	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,053.20	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.88	$3.02

(1)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

US Vegan Climate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

US Vegan Climate ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended July 31, 2020, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2020 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

US Vegan Climate ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.veganetf.com.

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Adviser
Beyond Investing, LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, FL 34609

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenvile Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

US Vegan Climate ETF

FYE 7/31/2020
Audit Fees	$14,000
Audit-Related Fees	N/A
Tax Fees	$ 3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

US Vegan Climate ETF

FYE 7/31/2020
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

US Vegan Climate ETF

Non-Audit Related Fees	FYE 7/31/2020
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/07/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	10/07/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	10/07/2020